Summary of Significant Accounting Policies (Details) - Schedule of securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive - shares
	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Securities That Were Excluded From The Diluted Per Share Calculation Because The Effect Of Including These Potential Shares Was Antidilutive Abstract
Stock options	5,850,000		5,850,000		1,000,000
Convertible preferred stock		1,250,000		1,250,000
Potentially dilutive securities	5,850,000	1,250,000	5,850,000	1,250,000	2,250,000	1,250,000